                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 12/31/2012

Check here if Amendment [_]; Amendment Number: ______

  This Amendment (Check only one.):     [_] is a restatement.
                                        [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Hugh Johnson Advisors LLC

Address:   80 State Street
           Albany, NY 12207

Form 13F File Number: 28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dianne McKnight
Title:     Chief Compliance Officer
Phone:     518-641-6858

Signature, Place, and Date of Signing:

  Dianne McKnight                   Albany NY                02/12/2013
-----------------------------  ---------------------------  ------------
[Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

    Form 13F File Number             Name

    28-11456                         ----------------------------------
    [Repeat as necessary.]


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  65
Form 13F Information Table Value Total:  208,053
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.           Form 13F File Number                 Name

    01            28 -

    02            28 -

    03            28 -

FORM 13F

 31-Dec-12

QUANTITY      CUSIP                 ISSUER                SYMBOL  PRICE   MARKET VALUE  CLASS  DISCRETION VOTING  AUTHORITY
--------    --------- ----------------------------------  ------ ------- -------------- ------ ---------- ------- ---------
 53488.92   002824100 Abbott Laboratories                  ABT   $ 65.51 $ 3,504,000.00 Common Sole       Partial Sole
    58439   025816109 American Express Co                  AXP   $ 57.48 $ 3,359,000.00 Common Sole       Partial Sole
 48331.46   071813109 Baxter Intl Inc                      BAX   $ 66.66 $ 3,222,000.00 Common Sole       Partial Sole
     3570   13342b105 Cameron International Corp           CAM   $ 56.58 $   202,000.00 Common Sole       Partial Sole
    94555   171340102 Church & Dwight Inc                  CHD   $ 53.57 $ 5,065,000.00 Common Sole       Partial Sole
    53725   189754104 Coach Inc                            COH   $ 55.50 $ 2,982,000.00 Common Sole       Partial Sole
 52157.08   194162103 Colgate Palmolive Co                 CL    $104.55 $ 5,453,000.00 Common Sole       Partial Sole
    41820   20825c104 ConocoPhillips                       COP   $ 57.99 $ 2,425,000.00 Common Sole       Partial Sole
    59690   25490a309 DirecTV                              DTV   $ 50.16 $ 2,994,000.00 Common Sole       Partial Sole
    90298   254687106 Disney Walt Co Disney                DIS   $ 49.79 $ 4,496,000.00 Common Sole       Partial Sole
    36930   g3157s106 Ensco PLC Class A                    ESV   $ 59.27 $ 2,189,000.00 Common Sole       Partial Sole
 32365.68   30231g102 Exxon Mobil Corp                     XOM   $ 86.54 $ 2,801,000.00 Common Sole       Partial Sole
224972.25   316773100 Fifth Third Bancorp                  FITB  $ 15.20 $ 3,420,000.00 Common Sole       Partial Sole
    69170   33616c100 First Republic Bank San Fran C       FRC   $ 32.77 $ 2,267,000.00 Common Sole       Partial Sole
    26360   354613101 Franklin Resources Inc               BEN   $125.68 $ 3,313,000.00 Common Sole       Partial Sole
138540.57   369604103 General Electric Co                  GE    $ 20.99 $ 2,908,000.00 Common Sole       Partial Sole
    39085   413875105 Harris Corp                          HRS   $ 48.97 $ 1,914,000.00 Common Sole       Partial Sole
    69975   418056107 Hasbro Inc                           HAS   $ 35.90 $ 2,512,000.00 Common Sole       Partial Sole
 10428.47   458140100 Intel Corp                           INTC  $ 20.62 $   215,000.00 Common Sole       Partial Sole
 28406.98   459200101 International Business Machine       IBM   $191.54 $ 5,441,000.00 Common Sole       Partial Sole
     3457   478160104 Johnson & Johnson                    JNJ   $ 70.00 $   242,000.00 Common Sole       Partial Sole
 93476.88   46625h100 JPMorgan Chase & Co                  JPM   $ 43.97 $ 4,110,000.00 Common Sole       Partial Sole
  2240.69   580135101 McDonalds Corp                       MCD   $ 88.37 $   198,000.00 Common Sole       Partial Sole
    53844   58933y105 Merck & Co Inc                       MRK   $ 40.93 $ 2,204,000.00 Common Sole       Partial Sole
   177694   68389x105 Oracle Corp                          ORCL  $ 33.32 $ 5,921,000.00 Common Sole       Partial Sole
100590.77   717081103 Pfizer Inc                           PFE   $ 25.08 $ 2,523,000.00 Common Sole       Partial Sole
  4028.78   742718109 Procter & Gamble Co                  PG    $ 68.01 $   274,000.00 Common Sole       Partial Sole
126079.39   882508104 Texas Instruments Inc                TXN   $ 30.89 $ 3,895,000.00 Common Sole       Partial Sole
    35070   89417e109 Travelers Companies Inc              TRV   $ 71.83 $ 2,519,000.00 Common Sole       Partial Sole
    62583   898349105 Trustco Bank Corp NY                 TRST  $  5.27 $   330,000.00 Common Sole       Partial Sole
    27850   907818108 Union Pacific Corp                   UNP   $125.71 $ 3,501,000.00 Common Sole       Partial Sole
 34516.63   913017109 United Technologies Corp             UTX   $ 82.02 $ 2,831,000.00 Common Sole       Partial Sole
 47199.47   92343v104 Verizon Communications Inc           VZ    $ 43.26 $ 2,042,000.00 Common Sole       Partial Sole
    31401   03524a108 Anheuser- Busch InBev SA NV Sp       BUD   $ 87.42 $ 2,745,000.00 Common Sole       Partial Sole
 13877.74   464287689 iShares Tr Russell 3000              IWV   $ 84.67 $ 1,175,000.00 Common Sole       Partial Sole
     7667   464287309 iShares Tr S&P 500 Growth            IVW   $ 75.78 $   581,000.00 Common Sole       Partial Sole
    16123   464287408 iShares Tr S&P 500 Value             IVE   $ 66.36 $ 1,070,000.00 Common Sole       Partial Sole
  67769.5   464287804 iShares Tr S&P Small Cap 600         IJR   $ 78.10 $ 5,293,000.00 Common Sole       Partial Sole
    34195   81369y209 Select Sector SPDR Healthcare        XLV   $ 39.89 $ 1,364,000.00 Common Sole       Partial Sole
    26870   81369y407 Select Sector SPDR Tr SBI Cons       XLY   $ 47.45 $ 1,275,000.00 Common Sole       Partial Sole
    34745   81369y308 Select Sector SPDR Tr SBI Cons       XLP   $ 34.91 $ 1,213,000.00 Common Sole       Partial Sole
    17920   81369y506 Select Sector SPDR Tr SBI Ener       XLE   $ 71.43 $ 1,280,000.00 Common Sole       Partial Sole
   107080   81369y605 Select Sector SPDR Tr SBI Fina       XLF   $ 16.39 $ 1,755,000.00 Common Sole       Partial Sole
    29690   81369y704 Select Sector SPDR Tr SBI Indu       XLI   $ 37.89 $ 1,125,000.00 Common Sole       Partial Sole
    71700   81369y100 Select Sector SPDR Tr SBI Mate       XLB   $ 37.55 $ 2,692,000.00 Common Sole       Partial Sole
    88015   81369y803 Select Sector SPDR Tr SBI Tech       XLK   $ 28.85 $ 2,539,000.00 Common Sole       Partial Sole
    83790   81369y886 Select Sector SPDR Tr SBI Util       XLU   $ 34.92 $ 2,926,000.00 Common Sole       Partial Sole
 58070.97   78462f103 SPDR S&P 500 Index ETF               SPY   $142.41 $ 8,270,000.00 Common Sole       Partial Sole
 58131.94   78467y107 SPDR S&P Mid Cap 400 ETF Tr          MDY   $185.72 $10,796,000.00 Common Sole       Partial Sole
     6735   78464a763 SPDR Series Trust S&P Div ETF        SDY   $ 58.20 $   392,000.00 Common Sole       Partial Sole
    99586   922042858 Vanguard Emerg Mkt ETF               VWO   $ 44.53 $ 4,435,000.00 Common Sole       Partial Sole
 54337.38   922908769 Vanguard Index Funds Stock Mkt       VTI   $ 73.28 $ 3,982,000.00 Common Sole       Partial Sole
     6698   922042775 Vanguard Intl Equity Index Fun       VEU   $ 45.69 $   306,000.00 Common Sole       Partial Sole
     4468   921932885 Vanguard Mid Cap 400 Index           IVOO  $ 68.04 $   304,000.00 Common Sole       Partial Sole
    50304   922908413 Vanguard S&P 500 ETF Sh              VOO   $ 65.18 $ 3,279,000.00 Common Sole       Partial Sole

QUANTITY      CUSIP                 ISSUER                SYMBOL  PRICE   MARKET VALUE   CLASS  DISCRETION VOTING  AUTHORITY
--------    --------- ----------------------------------  ------ ------- --------------- ------ ---------- ------- ---------
211000.49   921943858 Vanguard Tax- Managed Fund Euro      VEA   $ 35.23 $  7,434,000.00 Common Sole       Partial Sole
     3760   921910816 Vanguard World Fund Mega Growt       MGK   $ 55.59 $    209,000.00 Common Sole       Partial Sole
     8612   921910840 Vanguard World Fund Mega Value       MGV   $ 42.61 $    367,000.00 Common Sole       Partial Sole
149622.52   46429b366 iShares Barclays CMBS                CMBS  $ 51.75 $  7,743,000.00 Common Sole       Partial Sole
    16990   464288646 iShares Tr Barclays 1-3 Years        CSJ   $105.47 $  1,792,000.00 Common Sole       Partial Sole
     2702   464287457 iShares Tr Barclays 1-3 Yr           SHY   $ 84.38 $    228,000.00 Common Sole       Partial Sole
 52482.33   464288638 iShares Tr Barclays Interm Cre       CIU   $111.29 $  5,841,000.00 Common Sole       Partial Sole
  88592.9   464288612 iShares Tr Barclays Interm Gov       GVI   $112.41 $  9,959,000.00 Common Sole       Partial Sole
166578.99   464287226 iShares Tr Barclays US Aggreg        AGG   $111.08 $ 18,504,000.00 Common Sole       Partial Sole
    70298   921937835 Vanguard Bond Index Fund Inc T       BND   $ 84.03 $  5,907,000.00 Common Sole       Partial Sole

                      Total                                              $208,053,000.00